SCHEDULE OF SPECIFIC CATEGORIES OF OPTIONS (Details) - Equity settled share option scheme [member]	12 Months Ended
Dec. 31, 2024 $ / shares
Exercise price one [member]
IfrsStatementLineItems [Line Items]
Date of grant	September 30, 2019
Exercise period	September 30, 2019–September 29, 2029
Exercise Price	$ 4.661
Exercise price two [member]
IfrsStatementLineItems [Line Items]
Date of grant	August 18, 2020
Exercise period	August 18, 2020 – August 17, 2030
Exercise Price	$ 4.661